Interest in Other Entities (Details) - Schedule of difference between the fair value of consideration paid by the company $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule of difference between the fair value of consideration paid by the company [Abstract]
Name of entity	Algomizer Ltd
Place of business/country of incorporation	Israel
% of ownership interest	8.22% [1]
Nature of relationship	Associate
Measurement method	Equity method
Quoted fair value	$ 1,537
Carrying amount	$ 1,149

[1]	After the acquisition, Algomizer issued options to employees, so the Company's holding of Algomizer decreased from 8.45% to 8.22%